United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       08/05/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: 111,224
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Equities        G24182100      687    17,400SH     SOLE                              17,400
Weatherford Intl                Equities        G95089101    2,448    49,370SH     SOLE                              49,370
Abbott Laboratories             Equities        002824100      902    17,020SH     SOLE                              17,020
Altria Group Inc                Equities        02209S103      236    11,485SH     SOLE                              11,485
Amazon.com                      Equities        023135106    3,293    44,902SH     SOLE                              44,902
American Express                Equities        025816109      765    20,313SH     SOLE                              20,313
American Tower                  Equities        029912201   19,140   453,022SH     SOLE                             453,022
Anadarko Petroleum              Equities        032511107      457     6,100SH     SOLE                               6,100
Auto Data Processing            Equities        053015103      578    13,800SH     SOLE                              13,800
BP PLC ADR                      Spon ADR        055622104      221     3,175SH     SOLE                               3,175
Berkshire Hathaway Cl A         Equities        084670108      845         7SH     SOLE                                   7
Berkshire Hathaway Cl B         Equities        084670207      413       103SH     SOLE                                 103
Cigna                           Equities         125509109     425    12,015SH     SOLE                              12,015
Chevron Texaco                  Equities         166764100     419     4,228SH     SOLE                               4,228
Citi Trends Inc                 Equities        17306X102      249    11,000SH     SOLE                              11,000
Coca Cola Company               Equities         191216100     747    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Equities        20030N200      352    18,750SH     SOLE                              18,750
ConocoPhillips                  Equities        20825C104      227     2,400SH     SOLE                               2,400
Devon Energy New                Equities        25179M103      721     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Equities        26483E100      263     3,000SH     SOLE                               3,000
eBay                            Equities         278642103   4,482   163,980SH     SOLE                             163,980
Electronic Arts                 Equities         285512109   5,652   127,202SH     SOLE                             127,202
Esco Technologies               Equities         296315104   1,834    39,080SH     SOLE                              39,080
Euronet Worldwide               Equities         298736109   3,389   200,530SH     SOLE                             200,530
Exxon Mobil                     Equities        30231G102    8,718    98,922SH     SOLE                              98,922
General Electric                Equities         369604103   1,961    73,472SH     SOLE                              73,472
Glaxosmithkline Plc             Spon ADR        37733W105      524    11,861SH     SOLE                              11,861
Google Inc Class A              Equities        38259P508      711     1,350SH     SOLE                               1,350
Heartland Payment Sys           Equities        42235N108      311    13,170SH     SOLE                              13,170
Hess Corp                       Equities        42809H107      379     3,000SH     SOLE                               3,000
I C U Medical                   Equities        44930G107      770    33,675SH     SOLE                              33,675
Intl Business Machines          Equities         459200101     246     2,072SH     SOLE                               2,072
Intl Game Technology            Equities         459902102   1,751    70,115SH     SOLE                              70,115
Johnson & Johnson               Equities         478160104   2,342    36,406SH     SOLE                              36,406
Kraft Foods Inc                 Equities        50075N104      206     7,255SH     SOLE                               7,255
Legg Mason Inc                  Equities         524901105   1,347    30,920SH     SOLE                              30,920
Merck & Co Inc                  Equities         589331107     464    12,300SH     SOLE                              12,300
Microsoft                       Equities         594918104   1,752    63,697SH     SOLE                              63,697
Mothers Work                    Equities         619903107     801    79,549SH     SOLE                              79,549
Netflix Inc                     Equities        64110L106    4,484   172,000SH     SOLE                             172,000
Northern Trust Corporation      Equities         665859104     672     9,800SH     SOLE                               9,800
Oracle                          Equities        68389X105      353    16,800SH     SOLE                              16,800
Pnc Finl Services Gp Inc        Equities         693475105     240     4,200SH     SOLE                               4,200
Penn Virginia Gp Hldg LP        Equities        70788P105      328    10,000SH     SOLE                              10,000
Penn Virginia Corp              Equities         707882106   4,073    54,000SH     SOLE                              54,000
Pfizer Incorporated             Equities         717081103     356    20,360SH     SOLE                              20,360
Philip Morris Intl Inc          Equities         718172109     567    11,485SH     SOLE                              11,485
T Rowe Price Group              Equities        74144T108    2,405    42,593SH     SOLE                              42,593
Qualcomm                        Equities         747525103  24,556   553,437SH     SOLE                             553,437
Quantum Fuel Sys Tech           Equities        74765E109      169    55,000SH     SOLE                              55,000
Schering Plough                 Equities         806605101     205    10,400SH     SOLE                              10,400
Wells Fargo & Co. New           Equities         949746101     309    13,000SH     SOLE                              13,000
Whole Foods Market Inc          Equities         966837106   1,066    45,000SH     SOLE                              45,000
Wyeth                           Equities         983024100     413     8,610SH     SOLE                               8,610
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